OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2014 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05685

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:      May 31, 2013

Date of reporting period:    November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

APEXcm Small/Mid Cap Growth Fund

Semi-Annual Report November 30, 2012

(Unaudited)

Investment Adviser	Administrator
Apex Capital Management, Inc.	Ultimus Fund Solutions, LLC
8163 Old Yankee Street, Suite E	P.O. Box 46707
Dayton, Ohio 45458	Cincinnati, Ohio 45246-0707
www.apexcm.com	1-888-575-4800

APEXcm SMALL/MID CAP GROWTH FUND
LETTER TO SHAREHOLDERS	November 30, 2012

Dear Fellow APEX Fund Shareholder,

I want to welcome you to the first Semi-Annual Report for the APEXcm Small/Mid Cap Growth Fund (the “Fund”).  I am excited about the launch of our small/mid cap (SMID) style and the opportunity to share our story through this Institutional Class mutual fund.  We are certainly off to a good start with the Fund’s since inception (June 29, 2012) return of 9.50% (not annualized) comparing favorably to the return of the Russell 2500 Growth Index (our benchmark) for the same period of 5.05% (not annualized).  While this is an exciting start, the timing may not always be as favorable and it is important to understand our approach and how we believe we provide value to our entrusted shareholders.

APEX PHILOSOPHY

We believe that the best way to provide value added returns is to identify companies, through our research driven process, that exhibit certain favorable fundamental advantages and benefit from secular growth trends.  This philosophy allows us to position the portfolio in high conviction areas of longer term sustainable growth.  Embedded in our portfolio construction is the recognition of companies at different stages of their growth cycle which we designate as “stable” and “emerging” growth stocks. We believe combining these more stable core earnings companies with high growth companies of strategic importance provides a more stable and consistent approach, while still allowing the opportunity to drive outperformance versus our benchmark and peers over time.  Also, the SMID style provides the opportunity to invest in higher growth companies and capture a longer period of growth as these companies mature.

INVESTMENT ENVIRONMENT

The five-month period covered by this letter represented an investment environment ranging from fear driven risk off market declines to cautiously optimistic low quality rallies.  Macro concerns continued around Europe’s debt crisis, a slowing China, an election and the pending fiscal cliff.  In this volatile environment, we are certainly aware of the macro headwinds, but we seek to build a portfolio of opportunities that are better positioned for longer term secular growth that over a period of time should be able to “more than hold their own” against the macro noise.  Although overall economic growth remains lackluster, several positive items are generating interest in the U.S.   The housing market is showing improvement as the excess of new homes from 2008 has now been worked off.  This gradual improvement will have a direct impact on construction jobs but even a broader multiplier effect on consumer durable products throughout the economy.  Energy independence is stimulating the economy in many direct ways, from lower gasoline prices to a manufacturing resurgence due to the cost efficiencies provided by lower natural gas prices. Of course this has been positive for automobile manufacturers as well, as consumers and corporate fleets have shown a strong appetite to replace their aging vehicles.

PERFORMANCE DISCUSSION

This initial period from June 29th to November 30, 2012 provides insight into the Apex process and the stock opportunities we seek to identify.  Your Fund outperformed the Russell 2500 Growth Index for the

1

aforementioned period by 4.45%.    In this volatile environment, almost all of the excess performance came from stock selection.  Our stock selection contributed positively in every sector except Industrials   (-.02%).  Stock selection was very strong within Consumer Discretionary and Information Technology sectors combined adding approximately 2.30% excess return.

We believe that companies that are positioned in the secular growth areas have the best opportunities to outperform the overall marketplace. Quality examples are provided by our top four contributors during this period.  We see a significant paradigm shift within the Information Technology sector as companies utilize cloud computing to provide data storage and access and enhance their business by utilizing this data for business intelligence and analytics.  Our top two performers for this period, Rackspace (+58%) and SolarWinds (+28%), provide important strategic assets in supporting cloud initiatives.  Expedia (+32%) is a beneficiary of e-commerce as well as the push into mobile commerce throughout the world.  And lastly in the area of genomics, Illumina (+33%), a key company in gene-sequencing technology, provided excellent excess return in the Health Care sector as the company entertains an offer from Roche.  We had several stocks that underperformed during this period. Top five negative contributors were Coinstar (-31%), TIBCO (-16%), Informatica (-37%), Dolby (-19%) and Towers Watson (-11%).

OUTLOOK

Looking forward, the market continues to face a number of challenges. The export oriented Chinese economy has been showing decelerating growth rates from strong double digits to around 4%. Europe has been the primary reason for the slowdown. Other concerns include the potential slowdown in earnings and the potential fiscal cliff. On the fiscal cliff front, we believe when faced with a dire scenario, even bitter political rivals will not go over the cliff. Other than the monetary actions from the Federal Reserve and European Central Bank, economic activity has been decelerating the last couple of quarters.  Given a higher degree of uncertainty and the continued headwinds in the market, we believe our overall portfolio strategy of stability and growth in the portfolio, with increased emphasis on stability, will perform well.

I am confident in our philosophy executed by our investment professionals, each of which has in excess of 20 years industry experience.  We thank you for your confidence in the APEXcm Small/Mid Cap Growth Fund.

Sincerely,

Nitin N. Kumbhani

President and Chief Investment Officer

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Performance data current to the most recent month end are available by calling 1-888-575-4800.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information.

2

To obtain a copy of the Fund’s prospectus please visit our website at www.apexcmfund.com or call 1-888-575-4800 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The APEXcm Small/Mid Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s adviser with respect to those securities may change at any time.

3

APEXcm SMALL/MID CAP GROWTH FUND
PORTFOLIO INFORMATION
November 30, 2012 (Unaudited)

Top 10 Equity Holdings

Security Description	% of Net Assets
Expedia, Inc.	3.0%
PetSmart, Inc.	2.5%
Illumina, Inc.	2.4%
IAC/InterActiveCorp	2.3%
Signet Jewelers Ltd.	2.3%
Hertz Global Holdings, Inc.	2.1%
Rackspace Hosting, Inc.	2.0%
Alliance Data Systems Corp.	2.0%
TIBCO Software, Inc.	2.0%
SolarWinds, Inc.	1.9%

4

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value

Consumer Discretionary - 28.7%
Auto Components - 1.8%
Autoliv, Inc.	917	$55,350

Distributors - 0.8%
LKQ Corp. *	1,163	25,493

Diversified Consumer Services - 1.5%
Coinstar, Inc. *	1,000	47,040

Hotels, Restaurants & Leisure - 3.9%
Panera Bread Co. *	293	47,027
Penn National Gaming, Inc. *	637	32,372
Wyndham Worldwide Corp.	871	42,757
		122,156
Household Durables - 1.9%
Jarden Corp.	1,120	59,259

Internet & Catalog Retail - 3.0%
Expedia, Inc.	1,493	92,357

Leisure Equipment & Products - 1.8%
Polaris Industries, Inc.	646	54,787

Multiline Retail - 1.2%
Dillard's, Inc.	407	36,186

Specialty Retail - 11.6%
AutoNation, Inc. *	1,084	42,211
DSW, Inc.	547	37,212
PetSmart, Inc.	1,092	77,161
Sally Beauty Holdings, Inc. *	783	19,849
Signet Jewelers Ltd.	1,309	70,359
Tractor Supply Co.	505	45,258
Ulta Salon, Cosmetics & Fragrance, Inc.	379	38,006
Williams Sonoma, Inc.	714	32,316
		362,372
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	332	38,044

Energy - 3.2%
Energy Equipment & Services - 1.2%
Helmerich & Payne, Inc.	701	36,592

Oil, Gas & Consumable Fuels - 2.0%
SandRidge Energy, Inc. *	3,702	21,657
Western Refining, Inc.	1,365	39,653
		61,310

5

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value

Financials - 6.4%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. *	263	$33,893
Janus Capital Group, Inc.	3,439	28,200
		62,093
Commercial Banks - 1.3%
Cullen/Frost Bankers, Inc.	720	39,319

Insurance - 1.3%
XL Group plc	1,687	41,045

Real Estate Management & Development - 1.8%
CBRE Group, Inc. *	2,901	54,916

Health Care - 10.8%
Biotechnology - 2.8%
Genomic Health, Inc. *	394	10,898
Incyte Corp. *	903	15,893
Myriad Genetics, Inc. *	552	15,854
Onyx Pharmaceuticals, Inc. *	206	15,547
United Therapeutics Corp. *	534	28,062
		86,254
Health Care Equipment & Supplies - 1.5%
Volcano Corp. *	1,685	45,933

Health Care Providers & Services - 2.4%
Hanger, Inc. *	563	14,700
Select Medical Holdings Corp. *	1,256	13,866
Universal Health Services, Inc.	1,032	46,512
		75,078
Life Sciences Tools & Services - 4.1%
Illumina, Inc. *	1,383	74,281
PAREXEL International Corp. *	1,655	53,440
		127,721
Industrials - 12.8%
Commercial Services & Supplies - 1.3%
Iron Mountain, Inc.	1,320	41,712

Electrical Equipment - 0.7%
EnerSys, Inc. *	611	21,287

Machinery - 4.3%
Nordson Corp.	778	47,606
Valmont Industries, Inc.	317	44,272
Wabtec Corp.	489	41,379
		133,257
Professional Services - 2.5%
Robert Half International, Inc.	1,008	28,486
Towers Watson & Co.	960	50,765
		79,251
Road & Rail - 2.1%
Hertz Global Holdings, Inc. *	4,175	65,297

Trading Companies & Distributors - 1.9%
United Rentals, Inc. *	1,397	58,017

6

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value

Information Technology - 28.7%
Communications Equipment - 0.7%
Ixia *	1,398	$20,998

Electronic Equipment, Instruments & Components - 3.8%
Dolby Laboratories, Inc. *	1,160	38,709
FEI Co.	620	34,119
Jabil Circuit, Inc.	2,411	45,809
		118,637
Internet Software & Services - 8.2%
Akamai Technologies, Inc. *	1,397	51,158
Dice Holdings, Inc. *	1,721	14,801
IAC/InterActiveCorp	1,528	72,045
MercadoLibre, Inc.	738	53,099
Rackspace Hosting, Inc. *	911	62,968
		254,071
IT Services - 9.4%
Alliance Data Systems Corp. *	433	61,698
Cardtronics, Inc. *	503	11,539
FleetCor Technologies, Inc. *	760	39,664
Gartner, Inc. - Class A *	1,131	54,152
Heartland Payment Systems, Inc.	1,254	37,156
Lender Processing Services, Inc.	1,428	35,486
Total System Services, Inc.	2,360	51,802
		291,497
Semiconductors & Semiconductor Equipment - 2.2%
Entegris, Inc. *	3,540	31,718
NXP Semiconductors N.V. *	1,533	37,528
		69,246
Software - 4.4%
Informatica Corp. *	675	18,137
SolarWinds, Inc. *	1,059	59,336
TIBCO Software, Inc. *	2,443	61,197
		138,670
Materials - 4.7%
Chemicals - 1.2%
Albemarle Corp.	655	39,163

Construction Materials - 1.3%
Eagle Materials, Inc.	748	39,809

Containers & Packaging - 1.6%
Silgan Holdings, Inc.	1,160	51,597

Paper & Forest Products - 0.6%
KapStone Paper & Packaging Corp. *	833	18,259

Total Common Stocks (Cost $2,931,635)		$2,964,073

7

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.5%	Shares	Value

Fidelity Institutional Money Market Portfolio, 0.14% (a)
(Cost $140,650)	140,650	$140,650

Total Investments at Value — 99.8% (Cost $3,072,285)		$3,104,723

Other Assets in Excess of Liabilities — 0.2%		7,087

Net Assets — 100.0%		$3,111,810

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to financial statements.

8

APEXcm SMALL/MID CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$3,072,285
At value (Note 2)	$3,104,723
Cash	5
Dividends receivable	3,886
Receivable from Adviser (Note 4)	9,906
Other assets	6,853
Total assets	3,125,373

LIABILITIES
Payable to administrator (Note 4)	6,025
Other accrued expenses	7,538
Total liabilities	13,563

NET ASSETS	$3,111,810

NET ASSETS CONSIST OF:
Paid-in capital	$3,073,272
Accumulated net investment income	6,091
Accumulated net realized gains from security transactions	9
Net unrealized appreciation on investments	32,438

NET ASSETS	$3,111,810

Shares of beneficial interest outstanding (unlimited number of shares authorized,
no par value)	284,089

Net asset value, offering price and redemption price per share (Note 2)	$10.95

See accompanying notes to financial statements.

9

APEXcm SMALL/MID CAP GROWTH FUND
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2012 (a) (Unaudited)

INVESTMENT INCOME
Dividend income	$10,896

EXPENSES
Organization expenses (Note 2)	11,636
Fund accounting fees (Note 4)	10,047
Administration fees (Note 4)	10,000
Custody and bank service fees	8,406
Professional fees	6,250
Transfer agent fees (Note 4)	5,000
Compliance fees (Note 4)	5,000
Investment advisory fees (Note 4)	4,576
Postage and supplies	2,478
Registration and filing fees	2,327
Trustees' fees and expenses (Note 4)	2,285
Insurance expense	1,455
Other expenses	2,734
Total expenses	72,194
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(67,389)
Net expenses	4,805

NET INVESTMENT INCOME	6,091

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	9
Net change in unrealized appreciation/depreciation on investments	32,438
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	32,447

NET INCREASE IN NET ASSETS FROM OPERATIONS	$38,538

(a)	Represents the period from the commencement of operations (June 29, 2012) through November 30, 2012.

See accompanying notes to financial statements.

10

APEXcm SMALL/MID CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
November 30,
2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$6,091
Net realized gains from security transactions	9
Net change in unrealized appreciation/depreciation on investments	32,438
Net increase in net assets from operations	38,538

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,973,272

TOTAL INCREASE IN NET ASSETS	3,011,810

NET ASSETS
Beginning of period	100,000
End of period	$3,111,810

ACCUMULATED NET INVESTMENT INCOME	$6,091

CAPITAL SHARE ACTIVITY
Shares sold	274,089
Increase in shares outstanding	274,089
Shares outstanding at beginning of period	10,000
Shares outstanding at end of period	284,089

(a)	Represents the period from the commencement of operations (June 29, 2012) through November 30, 2012.

See accompanying notes to financial statements.

11

APEXcm SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period

	Period
	Ended
	November 30,
	2012 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.93
Total from investment operations	0.95

Net asset value at end of period	$10.95

Total return (b)	9.50%	(c)

Net assets at end of period	$3,111,810

Ratios/supplementary data:
Ratio of total expenses to average net assets	15.78%	(e)

Ratio of net expenses to average net assets (d)	1.05%	(e)

Ratio of net investment income to average net assets (d)	1.33%	(e)

Portfolio turnover rate	5%	(c)

(a)	Represents the period from the commencement of operations (June 29, 2012) through November 30, 2012.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

12

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

1.  Organization

APEXcm Small/Mid Cap Growth Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012.  Other series of the Trust are not incorporated in this report.  The Fund commenced operations on June 29, 2012.

The investment objective of the Fund is long-term capital growth.

2.  Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities
•           Level 2 – other significant observable inputs
•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

13

APEXcm SMALL\MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$2,964,073	$-	$-	$2,964,073
Money Market Funds	140,650	-	-	140,650
Total	$3,104,723	$-	$-	$3,104,723

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of November 30, 2012, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Organization expenses – All costs incurred by the Fund in connection with its organization have been paid by the Adviser and are subject to repayment as described in Note 4. Organizational costs were charged to expenses as incurred.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  There were no distributions paid to shareholders during the period ended November 30, 2012.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is required.

14

APEXcm SMALL\MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2012:

Tax cost of portfolio investments	$3,072,414
Gross unrealized appreciation	$125,711
Gross unrealized depreciation	(93,402)
Net unrealized appreciation	32,309
Accumulated ordinary income	6,091
Other gains	138
Distributable earnings	$38,538

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the period ended November 30, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $2,997,586 and $65,947, respectively.

4.  Transactions with Affiliates

Certain Trustees and officers of the Trust are directors and officers of Apex Capital Management, Inc. (the “Adviser”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

The Adviser has contractually agreed, until August 31, 2015, to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses do not exceed an amount equal to 1.05% of its average daily net assets. During the period ended November 30, 2012, the

15

APEXcm SMALL\MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Adviser did not collect any of its advisory fees and, in addition, reimbursed the Fund for other operating expenses totaling $62,813.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the expense limitation of 1.05% per annum.  As of November 30, 2012, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $88,389.  The Adviser may recover a portion of this amount no later than the dates as stated below:

June 1, 2015	November 30, 2015
$21,000	$67,389

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.10% per annum of the Fund’s average daily net assets up to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,500 per month. The monthly minimum is discounted to $2,000 during the first year of the Fund’s operations and is discounted to $2,250 during the second year of the Fund’s operations.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  The base fee is discounted to $2,000 per month during the first year of the Fund’s operations and is discounted to $2,250 per month during the second year of the Fund’s operations. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from the Fund $20 annually for each direct account and $15 annually for certain accounts established through financial intermediaries, subject to a monthly minimum fee.  The minimum monthly fee is $1,500 if the Fund has 100 or more shareholder accounts; $1,250 if the Fund has between 25 and 100 shareholder accounts; and $1,000 if the Fund has less than 25 shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and

16

APEXcm SMALL\MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

procedures.  For these services, the Fund pays Ultimus a base fee of $12,000 per annum, plus an asset-based fee computed at annual rate of 0.01% of average daily net assets in excess of $100 million.  In addition, the Fund reimburses Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, the Distributor serves as principal underwriter to the Fund.  The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives annual compensation of $6,000 for such services.  The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

TRUSTEE COMPENSATION
Each Trustee who is not an interested person of the Trust (“Independent Trustees”) receives from the Fund a fee of $500 for each Board meeting attended.

5.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

6.  Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of November 30, 2012, the Fund had 28.7% of the value of its net assets invested in stocks within each of the Consumer Discretionary and Information Technology sectors.  From time to time, a particular set of circumstances may affect these sectors or other companies within the sectors.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and, therefore, the value of the Fund’s portfolio could be adversely affected.

7.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

APEXcm SMALL/MID CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 29, 2012) and held until the end of the period (November 30, 2012).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 29, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 1,095.00	$4.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 155/366 (to reflect the period since inception).

18

APEXcm SMALL/MID CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Based on Hypothetical 5% Return(before expenses)	$1,000.00	$ 1,019.75	$5.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-888-575-4800.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

APEXcm SMALL/MID CAP GROWTH FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Apex Capital Management, Inc. (“Apex”) for an initial two-year term.  Approval took place at an in-person meeting held on June 5, 2012, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel.  The Board received and reviewed a substantial amount of information provided by Apex in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by Apex.  In this regard, the Board considered the responsibilities Apex would have under the Investment Advisory Agreement.  The Board reviewed the services to be provided by Apex including, without limitation, Apex’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Board also noted that the Fund’s Principal Executive Officer and Vice President are employees of Apex and will be serving the Trust without additional compensation.  After reviewing the foregoing information and further information provided by Apex (e.g., descriptions of the adviser’s business, the adviser’s compliance programs, and the adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Apex were satisfactory and adequate for the Fund.

The costs of the services to be provided and profits to be realized by Apex and its affiliates from the relationship with the Fund.  In this regard, the Board considered Apex’s staffing, personnel, and methods of operating; the education and experience of Apex’s personnel; Apex’s compliance programs, policies, and procedures; the financial condition of Apex and the level of commitment to the Fund and Apex by the principals of Apex; the projected asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Board reviewed the Fund’s proposed expense limitation agreement with Apex, and noted the benefit that would result to the Fund from Apex’s likely deferral of a portion of its management fees for a period of time based on the projected initial asset levels of the Fund.  The Board reviewed the financial statements of Apex and discussed the financial stability and productivity of the firm.  The Board also considered potential benefits for Apex in managing the Fund, including promotion of Apex’s name, the ability for Apex to place small accounts into the Fund, and the potential for Apex to generate soft dollars from Fund trades that may benefit Apex’s other clients.  The Board then compared the expected fees and expenses of the Fund (including the advisory fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors.  The Board noted that the overall proposed expense ratio of the Fund, after taking into account the expense limitation agreement, would be lower than the average expense ratio for comparable funds in the Morningstar category of small- and mid-cap growth funds.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Apex by the Fund were fair and reasonable.

20

APEXcm SMALL/MID CAP GROWTH FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with Apex, including both the advisory fee and the expense limitation agreement.  The Board determined that since the advisory fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation agreement until the Fund’s assets grew to a level where Apex begins receiving its full fees or the Fund’s expenses otherwise fell below the expense cap.  Thereafter, the Board noted that the Fund would continue to benefit from economies of scale under its agreements with service providers other than Apex.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with Apex would provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with Apex were fair and reasonable in relation to the nature and quality of the services to be provided by Apex.

Brokerage and portfolio transactions.  In this regard, the Board considered Apex’s standards and performance in utilizing those standards to seek best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities).  The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with Apex; and the extent to which the Fund may allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board determined that Apex’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or Apex’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of Apex’s code of ethics.  Following further consideration and discussion, the Board indicated that Apex’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

21

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund

Semi-Annual Report November 30, 2012

(Unaudited)

Investment Adviser	Administrator
Cincinnati Asset Management, Inc.	Ultimus Fund Solutions, LLC
8845 Governor’s Hill Drive	P.O. Box 46707
Cincinnati, Ohio 45249	Cincinnati, Ohio 45246-0707
www.cambonds.com	1-866-738-1128

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
LETTER TO SHAREHOLDERS	January 4, 2013

Dear Fellow Shareholders,

This is our first Semi-Annual report, and all of us at Cincinnati Asset Management want to thank you for your investment with us in the Broad Market Strategic Income Fund.  We appreciate your confidence in our investment management.  Our Fund began operations on October 26, 2012 and we look forward to growth and continued success during 2013.

The Fund is currently invested primarily in investment grade corporate bonds and high yield corporate bonds that we consider undervalued.  We believe that our proprietary analysis enhances our ability to identify such opportunities and enables us to sell securities when more attractive opportunities present themselves.  These investment decisions are made with the important discipline of maintaining portfolio diversification and with the dual objectives of achieving a high level of income while preserving capital.

Our disciplined investing strategy resulted in our acquiring 48 positions in the bonds of 47 different corporations by November 30, 2012.  At that time, cash balances amounted to approximately 43% of the Fund’s assets.  By December 31, the Fund held 57 different positions, and was fully invested.  Given the abbreviated period (approximately 5 weeks) that the Fund was in operation, and given that the Fund did not achieve full investment until after November 30, 2012, performance results are not indicative of the future performance of the portfolio and we believe it is premature to comment on those results.

At November 30, the 10-year Treasury Bond had a yield of 1.62%, almost equal to its yield of 1.63% at September 30.  Bonds that the Fund acquired were yielding, on average, around 2% more than the Treasury yields.  Your managers believe that the Fund’s positions will continue to provide excellent value relative to other investment grade rated fixed income alternatives.

During the last half of 2012, GDP growth averaged approximately 2%.  Most economists believe that the US economy will continue to face headwinds that will result in GDP growing at, or near, that same level during 2013.  The Federal Reserve continues to reinforce its policy of maintaining short-term interest rates close to 0%, while the Federal Reserve’s purchases of Treasury and Government Agency and other securities at over $60 billion per month serves to depress intermediate-longer term rates.  Although rates will be impacted by “headline” news and the so-called “risk-off/risk-on” trades that cause short-term volatility, we intend to focus on the relative value of corporate and high yield bonds and maintain our focus on the intermediate term maturity of the portfolio.  It is the underlying credit quality of the companies we purchase that influences our investment decisions, not short-term interest rate fluctuations.

We believe that the companies in our Fund’s portfolio are positioned to withstand economic adversity and to participate in any economic expansion.   For example, our positions in the energy sector acknowledge the fact that fossil fuels will continue to play an important role in a growing economy; the yields at which we purchased and continue

1

to hold these securities have rewarded us for the challenges that this sector may face.  Similarly, our positions in the financials sector represent investments in those companies that we believe have the financial strength and diversity of business to meet the regulatory constraints with which they are dealing and to benefit from the possibility of a more rapid economic recovery.

While we continue to face economic uncertainty in the face of unemployment, Government deficits, tax reform, and a host of other issues, we are reminded that there are still opportunities that can reward investors, and we endeavor to identify these opportunities every day.

Thank you again for your confidence in our Fund.  Our fellow investors are very important to us and if you have any questions regarding market conditions or the Fund, please don’t hesitate to call us (513.554.8500).

Sincerely,

Cincinnati Asset Management Broad Market Strategic Income Fund
Managed by Cincinnati Asset Management, Inc.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Performance data current to the most recent month end are available by calling 1-866-738-1128.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-738-1128 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The CAM Broad Market Strategic Income Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s adviser with respect to those securities may change at any time.

2

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
PORTFOLIO INFORMATION
November 30, 2012 (Unaudited)

Top 10 Holdings

Security Description	% of Net Assets
Apache Corp., 3.250%, due 04/15/22	3.1%
Ford Motor Credit Co., LLC, 4.250%, due 09/20/22	3.1%
Stanley Black & Decker, Inc., 2.900%, due 11/01/22	3.0%
General Electric Capital Corp., 3.150%, due 09/07/22	3.0%
International Lease Finance Corp., 5.875%, due 08/15/22	3.0%
PNC Financial Services Group, Inc., 2.854%, due 11/15/22	3.0%
US Airways Class A Pass Through Certificates, Series 2012-2, 4.625%, due 06/03/25	3.0%
Chevron Corp., 2.355%, due 12/05/22	3.0%
Walt Disney Co. (The), 2.350%, due 12/01/22	2.9%
Verizon Communications, Inc., 2.450%, due 11/01/22	2.9%

Credit Quality	% of Portfolio
AA	8.6%
A	34.2%
BBB	12.6%
BB	25.7%
B	18.9%

3

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

CORPORATE BONDS - 69.6%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 6.2%
Cablevision Systems Corp.	09/15/22	5.875%	$42,000	$41,370
CCO Holdings, LLC	09/30/22	5.250%	43,000	43,537
Lamar Media Corp.	02/01/22	5.875%	40,000	42,750
Tenneco, Inc.	12/15/20	6.875%	38,000	41,088
Walt Disney Co. (The)	12/01/22	2.350%	150,000	150,919
				319,664
Consumer Staples - 0.8%
Constellation Brands, Inc.	03/01/23	4.625%	40,000	41,400

Energy - 10.2%
Apache Corp.	04/15/22	3.250%	150,000	160,620
Arch Coal, Inc.	10/01/20	7.250%	46,000	41,515
Chesapeake Energy Corp.	02/15/21	6.125%	41,000	41,718
Chevron Corp.	12/05/22	2.355%	150,000	151,755
Forest Oil Corp.	06/15/19	7.250%	40,000	40,200
Peabody Energy Corp.	11/15/21	6.250%	40,000	41,700
Teekay Corp.	01/15/20	8.500%	40,000	42,300
				519,808
Financials - 14.5%
Ford Motor Credit Co., LLC	09/20/22	4.250%	150,000	156,081
General Electric Capital Corp.	09/07/22	3.150%	150,000	153,792
International Lease Finance Corp.	01/15/22	8.625%	35,000	41,912
International Lease Finance Corp.	08/15/22	5.875%	150,000	153,605
NRG Energy, Inc.	05/15/21	7.875%	37,000	41,070
PNC Financial Services Group, Inc.(a)	11/15/22	2.854%	150,000	153,435
Zayo Group, LLC	01/01/20	8.125%	40,000	43,900
				743,795
Health Care - 3.3%
Community Health Systems, Inc.	11/15/19	8.000%	38,000	41,562
Davita Healthcare Partners, Inc.	11/01/20	6.625%	40,000	43,250
HCA, Inc.	05/01/23	5.875%	41,000	42,538
Healthsouth Corp.	11/01/24	5.750%	43,000	43,215
				170,565
Industrials - 16.9%
Alliant Techsystems, Inc.	09/15/20	6.875%	40,000	44,200
Avis Budget Car Rental, LLC	03/15/20	9.750%	40,000	46,200
General Dynamics Corp.	11/15/22	2.250%	150,000	148,661
Hertz Corp.	01/15/21	7.375%	38,000	41,515
Iron Mountain, Inc.	08/15/24	5.750%	43,000	43,108
R.R. Donnelley & Sons Co.	03/15/19	8.250%	41,000	41,410
Raytheon Co.	12/15/22	2.500%	150,000	150,118

4

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 69.6% (Continued)	Maturity	Coupon	Par Value	Value
Industrials - 16.9% (Continued)
Stanley Black & Decker, Inc.	11/01/22	2.900%	$150,000	$153,893
United Rentals North America, Inc.	06/15/23	6.125%	40,000	41,200
US Airways Class A Pass Through Certificates, Series 2012-2	06/03/25	4.625%	150,000	152,250
				862,555
Information Technology - 3.6%
Equinix, Inc.	07/15/21	7.000%	38,000	41,942
Hewlett-Packard Co.	09/15/21	4.375%	150,000	142,056
				183,998
Materials - 4.5%
Huntsman International, LLC	03/15/21	8.625%	36,000	40,950
Praxair, Inc.	08/15/22	2.200%	150,000	149,205
Vulcan Materials Co.	06/15/21	7.500%	36,000	40,860
				231,015
Telecommunication Services - 6.4%
Embarq Corp.	06/01/36	7.995%	40,000	43,746
Frontier Communications, Inc.	07/01/21	9.250%	40,000	46,900
Intelsat Jackson Holdings S.A.	04/01/21	7.500%	40,000	43,000
Mediacom, LLC/Mediacom Capital Corp.	02/15/22	7.250%	38,000	40,945
Verizon Communications, Inc.	11/01/22	2.450%	150,000	150,908
				325,499
Utilities - 3.2%
Amerigas Finance, LLC	05/20/22	7.000%	38,000	41,610
DPL, Inc.	10/15/21	7.250%	37,000	39,220
Ferrellgas, L.P.	05/01/21	6.500%	42,000	40,950
Suburban Propane Partners, L.P., CV	03/15/20	7.375%	38,000	40,850
				162,630

Total Investments at Value - 69.6% (Cost $3,556,884)				$3,560,929

Other Assets in Excess of Liabilities - 30.4%				1,556,107

Net Assets - 100.0%				$5,117,036

CV	- Convertible Security.

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2012.

See accompanying notes to financial statements.

5

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$3,556,884
At value (Note 2)	$3,560,929
Cash	2,209,573
Interest receivable	36,521
Receivable from Adviser (Note 4)	13,104
Other assets	900
Total assets	5,821,027

LIABILITIES
Payable for investment securities purchased	693,783
Payable to administrator (Note 4)	6,040
Accrued distribution fees (Note 4)	1,033
Other accrued expenses	3,135
Total liabilities	703,991

NET ASSETS	$5,117,036

NET ASSETS CONSIST OF:
Paid-in capital	$5,109,156
Accumulated net investment income	3,835
Net unrealized appreciation on investments	4,045
NET ASSETS	$5,117,036

Shares of beneficial interest outstanding (unlimited number of shares authorized,
no par value)	510,916

Net asset value, offering price and redemption price per share (Note 2)	$10.02

See accompanying notes to financial statements.

6

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2012 (a) (Unaudited)

INVESTMENT INCOME
Interest	$6,522

EXPENSES
Investment advisory fees (Note 4)	3,100
Registration and filing fees	2,520
Professional fees	2,500
Trustees' fees and expenses (Note 4)	2,285
Fund accounting fees (Note 4)	2,040
Administration fees (Note 4)	2,000
Postage and supplies	1,043
Distribution fees (Note 4)	1,033
Transfer agent fees (Note 4)	1,000
Compliance fees (Note 4)	1,000
Custody and bank service fees	800
Other expenses	1,200
Total expenses	20,521
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(17,834)
Net expenses	2,687

NET INVESTMENT INCOME	3,835

NET UNREALIZED GAINS ON INVESTMENTS
Net change in unrealized appreciation/depreciation on investments	4,045

NET INCREASE IN NET ASSETS FROM OPERATIONS	$7,880

(a)	Represents the period from the commencement of operations (October 26, 2012) through November 30, 2012.

See accompanying notes to financial statements.

7

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
November 30,
2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$3,835
Net change in unrealized appreciation/depreciation on investments	4,045
Net increase in net assets from operations	7,880

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,109,156
Increase in net assets from capital share transactions	5,109,156

TOTAL INCREASE IN NET ASSETS	5,117,036

NET ASSETS
Beginning of period	-
End of period	$5,117,036

ACCUMULATED NET INVESTMENT INCOME	$3,835

CAPITAL SHARE ACTIVITY
Shares sold	510,916
Increase in shares outstanding	510,916
Shares outstanding at beginning of period	-
Shares outstanding at end of period	510,916

(a)	Represents the period from the commencement of operations (October 26, 2012) through November 30, 2012.

See accompanying notes to financial statements.

8

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period

	Period
	Ended
	November 30,
	2012 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net unrealized gains on investments	0.01
Total from investment operations	0.02

Net asset value at end of period	$10.02

Total return (b)	0.20%	(c)

Net assets at end of period	$5,117,036

Ratios/supplementary data:
Ratio of total expenses to average net assets	4.96%	(e)

Ratio of net expenses to average net assets (d)	0.65%	(e)

Ratio of net investment income to average net assets (d)	0.93%	(e)

Portfolio turnover rate	0%

(a)	Represents the period from the commencement of operations (October 26, 2012) through November 30, 2012.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

9

CINCINNATI ASSET MANANGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

1.  Organization

CAM Broad Market Strategic Income Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012.  Other series of the Trust are not incorporated in this report.  The Fund commenced operations on October 26, 2012.

The investment objective of the Fund is to achieve a high level of income consistent with a secondary goal of preservation of capital.

2.  Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the “Adviser”), under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board. Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities
•      Level 2 – other significant observable inputs
•      Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or

10

CINCINNATI ASSET MANANGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$3,560,929	$-	$3,560,929
Total	$-	$3,560,929	$-	$3,560,929

As of November 30, 2012, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  There were no distributions paid to shareholders during the period ended November 30, 2012.

11

CINCINNATI ASSET MANANGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2012:

Tax cost of portfolio investments	$3,556,884
Gross unrealized appreciation	$15,416
Gross unrealized depreciation	(11,371)
Net unrealized appreciation on investments	4,045
Accumulated ordinary income	3,835
Accumulated earnings	$7,880

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the period ended November 30, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $3,557,619 and $0, respectively.

4.  Transactions with Affiliates

Certain Trustees and officers of the Trust are directors and officers of the Adviser or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

12

CINCINNATI ASSET MANANGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed, until October 1, 2015, to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses do not exceed an amount equal to 0.65% of its average daily net assets.  During the period ended November 30, 2012, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $14,734.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses) to exceed the expense limitation of 0.65% per annum.  As of November 30, 2012, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $17,834.  The Adviser may recover these amounts no later than November 30, 2015.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.10% per annum of the Fund’s average daily net assets up to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,500 per month. The monthly minimum is discounted to $2,000 during the first year of the Fund’s operations and is discounted to $2,250 during the second year of the Fund’s operations.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  The base fee is discounted to $2,000 per month during the first year of the Fund’s operations and is discounted to $2,250 per month during the second year of the Fund’s operations. In addition, the Fund pays all costs of external pricing services.

13

CINCINNATI ASSET MANANGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from the Fund $20 annually for each direct account and $15 annually for certain accounts established through financial intermediaries, subject to a monthly minimum fee.  The minimum monthly fee is $1,500 if the Fund has 100 or more shareholder accounts; $1,250 if the Fund has between 25 and 100 shareholder accounts; and $1,000 if the Fund has less than 25 shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures.  For these services, the Fund pays Ultimus a base fee of $12,000 per annum, plus an asset-based fee computed at annual rate of 0.01% of average daily net assets in excess of $100 million.  In addition, the Fund reimburses Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

DISTRIBUTION PLAN
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets.  During the period ended November 30, 2012, the Fund incurred $1,033 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, the Distributor serves as principal underwriter to the Fund.  The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives annual compensation of $6,000 for such services.

TRUSTEE COMPENSATION
Each Trustee who is not an interested person of the Trust (“Independent Trustees”) receives from the Fund a fee of $500 for each Board meeting attended.

5.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on

14

CINCINNATI ASSET MANANGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

experience, the Fund expects the risk of loss to be remote.

6.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

CINCINNAT ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution  (12b-1) fees and other operating expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (October 26, 2012) and held until the end of the period (November 30, 2012).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value October 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 1,002.00	$0.64

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% for the period, multiplied by the average account value over the period, multiplied by 36/366 (to reflect the period since inception).

16

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEIC INCOME FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,021.75	$3.29

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-866-738-1128.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Cincinnati Asset Management, Inc. (“CAM”) for an initial two-year term.  Approval took place at an in-person meeting held on June 5, 2012, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel.  The Board received and reviewed a substantial amount of information provided by CAM in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by CAM.  In this regard, the Board considered the responsibilities CAM would have under the Investment Advisory Agreement.  The Board reviewed the services to be provided by CAM to the Fund including, without limitation, CAM’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of the Fund shares.  The Board also noted that the Fund’s Principal Executive Officer is an employee of CAM and will be serving the Trust without additional compensation.  After reviewing the foregoing information and further information provided by CAM (e.g., descriptions of CAM’s business, CAM’s compliance programs, and CAM’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by CAM were satisfactory and adequate for the Fund.

The costs of the services to be provided and profits to be realized by CAM and its affiliates from the relationship with the Fund.  In this regard, the Board considered CAM’s staffing, personnel, and methods of operating; the education and experience of CAM’s personnel; CAM’s compliance programs, policies, and procedures; the financial condition of CAM and the level of commitment to the Fund and CAM by the principals of CAM; the projected asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Board reviewed the Fund’s proposed expense limitation agreement with CAM, and noted the benefit that would result to the Fund from CAM’s likely deferral of a portion of its advisory fees for a period of time based on the projected initial asset levels of the Fund.  The Board reviewed the financial statements of CAM and discussed the financial stability and productivity of the firm.  The Board also considered potential benefits for CAM in managing the Fund, including promotion of CAM’s name, the ability for CAM to place small accounts into the Fund, and the potential for CAM to generate soft dollars from Fund trades that may benefit CAM’s other clients.  The Board then compared the expected fees and expenses of the Fund (including the advisory fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors.  The Board noted that the overall proposed expense ratio of the Fund, after taking into account the expense limitation agreement, would be

18

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited) (Continued)

lower than the average expense ratio for comparable funds in the Morningstar category of multi-sector bond funds.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to CAM by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with CAM, including both the advisory fee and the expense limitation agreement.  The Board determined that since the advisory fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation agreement until the Fund’s assets grew to a level where CAM begins receiving its full fees or the Fund’s expenses otherwise fell below the expense cap.  Thereafter, the Board noted that the Fund would continue to benefit from economies of scale under its agreements with service providers other than CAM.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with CAM would provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with CAM were fair and reasonable in relation to the nature and quality of the services to be provided by CAM.

Brokerage and portfolio transactions.  In this regard, the Board considered CAM’s standards and performance in utilizing those standards to seek best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities).  The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with CAM; and the extent to which the Fund may allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board determined that CAM’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or CAM’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of CAM’s code of ethics.  Following further consideration and discussion, the Board indicated that CAM’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

19

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

20

Semi-Annual Report November 30, 2012

(Unaudited)

Investment Adviser	Administrator
Veripax Financial Management, LLC	Ultimus Fund Solutions, LLC
101 Parkshore Drive, Suite 100	P.O. Box 46707
Folsom, California 95630	Cincinnati, Ohio 45246-0707
www.veripax.net	1-888-229-9448

VFM STEADFAST FUND
LETTER TO SHAREHOLDERS	January 11, 2013

Dear Fellow Shareholders:

After a long labor and delivery, VFM Steadfast Fund (the “Fund”) was finally born and officially came into existence in September. Although this was certainly a big milestone, the even larger one occurred on Election Day, November 6th, when the technical hurdles were cleared and we were able to initiate our first stock positions.  This would be the equivalent of the Fund’s “first steps.”  In such a short timeframe, a discussion about the Fund’s performance is not very relevant, so I will save that until next time.  Instead, I would like to use this first letter to address some questions I have received from multiple shareholders following the first few weeks of price movements, and describe some of the first steps we’ve taken since trading began.

FUND OBJECTIVE REMINDER

By far the most common question that has come up so far has been, “Is the Fund functioning like you expected?”  The short answer is “yes,” but before launching into the longer answer, it helps to discuss some of the assumptions behind the Fund’s objective.  As stated in the Prospectus, the Fund’s objective is “to achieve long-term capital appreciation.”  This objective applies to the vast majority of available stock funds, so most people will not be overly impressed with our originality.  The difference, we believe, comes from the fact that we are not convinced the broad stock market will always cooperate. In other words, the market makes no promises that stock prices will consistently rise over any given period of time, which means that relying on rising stock prices to meet financial goals is inherently unreliable and unpredictable.

FUND STRATEGY

In contrast to the random movement of stock prices, we believe that stock volatility, or more accurately Implied Volatility (IV), follows a cycle that is much more consistent and reliable. IV is a measure of the premium the market is paying for stock options. When there is uncertainty in the market, such as prior to Presidential elections or corporate earnings, IV typically goes up. When the uncertainty is removed, IV typically goes down.  By constructing portfolio positions with a combination of stocks (long or short) and options, it is possible to “play both sides” of a stock position as well as purchase or sell Volatility.  Because IV is often more or less predictable and tends to return to the mean, we believe it is easier to buy volatility low and sell volatility high than trying to guess where a particular stock price is going to go.

THE ANSWERS TO SOME QUESTIONS

Now, back to the question of whether the Fund is behaving as expected.  Because our first stock position was initiated on Election Day, we unfortunately missed the run-up in IV prior to the event.  Fortunately, there will be other movements in IV.  As IV fell following the outcome of the election, we needed to be very careful about adding positions since exposure to IV is created any time a stock option is purchased.  Therefore, positions have started out small, and we are in the process of adjusting our exposure to IV as well as exposure to underlying stock price movements.  The November and December timeframe is historically a relatively quiet period for IV.  Since the Fund is much more sensitive to IV than small daily stock price movements, it makes sense that the Fund’s NAV has been quiet as well.  Of course, unexpected events can happen at any time (which is a little like saying it can get dark when there is no light), and unexpected events tend to provide a jolt to IV, even if it’s only short-lived.

Another common question (now in the past) was whether the Fiscal Cliff would have an impact on the Fund.  In the days immediately preceding the Fiscal Cliff decision we did not see a significant jump in IV that could be attributed to fear of the Fiscal Cliff.  However, following the last second decision by Congress, the overall market experienced the largest weekly drop in volatility ever recorded as measured by the S&P 500 Volatility Index (VIX).  The VIX dropped 39% in one week.  This did have a negative impact on the performance of the Fund, but only by about 1%.  Given the dramatic drop in volatility, this should create some interesting opportunities in anticipation of volatility at least getting back up to historical averages.

FUND HOLDINGS

The Fund currently holds positions in stocks that span several sectors, including Technology, Basic Materials, Defense, Energy, Home Builders, Consumer Goods, Pharmaceuticals and Precious Metals.  With positions in stocks such as Apple, Freeport-McMoRan, and Facebook, we are optimistic about the potential to take advantage of stock volatility in the coming months and quarters.

I look forward to more shareholder letters in the future, with the next one reflecting the Fund’s first full quarter of trading.

Sincerely,

Jerry Verseput

President of Veripax Financial Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current performance may be higher or lower than the performance data quoted.  Performance data current to the most recent month end are available by calling 1-888-229-9448.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.vfmsteadfastfund.com or call 1-888-229-9448 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The VFM Steadfast Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s adviser with respect to those securities may change at any time.

VFM STEADFAST FUND
PORTFOLIO INFORMATION
November 30, 2012 (Unaudited)

Portfolio Allocation (% of Net Assets)

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

COMMON STOCKS - 3.2%	Shares	Value
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
James River Coal Company (a)	400	$1,476
Peabody Energy Corporation	2,800	70,308
		71,784
Industrials - 0.5%
Aerospace & Defense - 0.5%
Textron, Inc.	3,100	72,819

Materials - 2.3%
Chemicals - 1.0%
Monsanto Company (b)	1,800	164,862

Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	5,400	210,654

Total Common Stocks (Cost $515,806)		$520,119

PURCHASED OPTION CONTRACTS - 8.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 5.6%
Alexion Pharmaceuticals, Inc.	05/18/13	$95.0	40	$37,200
Apple, Inc.	10/19/13	540.0	17	160,522
Facebook, Inc. - Class A	12/22/12	24.0	24	9,840
Facebook, Inc. - Class A	12/22/12	25.0	20	6,460
Facebook, Inc. - Class A	12/22/12	26.0	80	19,600
Facebook, Inc. - Class A	12/22/12	27.0	10	1,750
Facebook, Inc. - Class A	03/16/13	20.0	30	25,200
Facebook, Inc. - Class A	06/22/13	18.0	35	35,350
Facebook, Inc. - Class A	06/22/13	20.0	10	8,200
Facebook, Inc. - Class A	06/22/13	21.0	80	65,600
Facebook, Inc. - Class A	06/22/13	22.0	60	40,200
Facebook, Inc. - Class A	06/22/13	23.0	30	19,650
Facebook, Inc. - Class A	06/22/13	24.0	175	106,750
Facebook, Inc. - Class A	06/22/13	25.0	151	84,560
Facebook, Inc. - Class A	06/22/13	26.0	2	980
Facebook, Inc. - Class A	06/22/13	27.0	90	40,500
iShares Silver Trust	01/18/14	38.0	430	70,090
KB Home	01/19/13	12.5	30	6,420

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 8.1% (Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 5.6% (Continued)
KB Home	01/19/13	$14.0	50	$6,150
KB Home	04/20/13	13.0	40	10,360
KB Home	04/20/13	14.0	98	19,600
KB Home	04/20/13	15.0	230	34,960
KB Home	04/20/13	16.0	20	2,380
Monsanto Company	01/19/13	85.0	20	14,900
Peabody Energy Corporation	06/22/13	24.0	40	16,000
Peabody Energy Corporation	06/22/13	25.0	20	7,240
Peabody Energy Corporation	06/22/13	27.0	50	13,800
Research In Motion Ltd.	12/22/12	11.0	10	1,230
Research In Motion Ltd.	12/22/12	13.0	20	860
Research In Motion Ltd.	06/22/13	11.0	50	14,050
Research In Motion Ltd.	06/22/13	12.0	50	11,750
Research In Motion Ltd.	06/22/13	13.0	100	20,700
Textron, Inc.	03/16/13	24.0	70	9,660
				922,512
Put Option Contracts - 2.5%
Alexion Pharmaceuticals, Inc.	05/18/13	95.0	60	49,800
Apple, Inc.	06/22/13	540.0	5	19,000
Apple, Inc.	06/22/13	560.0	5	23,038
Apple, Inc.	06/22/13	585.0	15	87,000
Facebook, Inc. - Class A	12/22/12	27.0	10	800
Facebook, Inc. - Class A	03/16/13	19.0	90	3,150
Facebook, Inc. - Class A	06/22/13	23.0	30	6,000
Freeport-McMoRan Copper & Gold, Inc.	05/18/13	39.0	115	44,275
James River Coal Company	12/22/12	4.5	1	125
KB Home	04/20/13	16.0	40	11,700
Monsanto Company	01/19/13	87.5	60	9,900
Peabody Energy Corporation	06/22/13	28.0	50	26,125
Peabody Energy Corporation	06/22/13	29.0	125	73,750
Research In Motion Ltd.	06/22/13	14.0	50	21,500
Textron, Inc.	03/16/13	24.0	100	19,300
Textron, Inc.	03/16/13	25.0	50	12,600
				408,063

Total Purchased Option Contracts (Cost $1,194,509)				$1,330,575

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS (c) - 6.3%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (d)	04/04/13	0.100%	$40,000	$39,986
U.S. Treasury Bills (d)	04/25/13	0.100%	1,000,000	999,543
Total U.S. Treasury Obligations (Cost $1,039,477)				$1,039,529

MONEY MARKET FUNDS - 78.1%			Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Shares, 0.16% (e) (Cost $12,799,063)			12,799,063	$12,799,063

Total Investments at Value - 95.7% (Cost $15,548,855)				$15,689,286

Securities Sold Short and Written Options - (15.2%)				(2,501,837)

Other Assets in Excess of Liabilities - 19.5%				3,199,670

Net Assets - 100.0%				$16,387,119

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Security is held as collateral for short sales.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to financial statements.

VFM STEADFAST FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2012 (Unaudited)

COMMON STOCKS - 13.3%	Shares	Value
Consumer Discretionary - 2.3%
Household Durables - 2.3%
KB Home	26,679	$383,110

Information Technology - 11.0%
Communications Equipment - 1.0%
Research In Motion Ltd.	14,000	162,400

Internet Software & Services - 10.0%
Facebook, Inc. - Class A	58,600	1,640,800

Total Common Stocks (Cost 2,014,046)		$2,186,310

EXCHANGE-TRADED FUNDS - 1.8%	Shares	Value
iShares Silver Trust (Cost $288,962)	9,000	$291,240

Total Securities Sold Short - 15.1% (Cost $2,303,008)		$2,477,550

See accompanying notes to financial statements.

VFM STEADFAST FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2012 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
KB Home	12/22/2012	$14.0	10	$800	$2,480
Monsanto Company	12/22/2012	90.0	10	2,580	1,327
Monsanto Company	12/22/2012	92.5	10	1,270	1,348
Research In Motion Ltd.	12/22/2012	10.0	10	1,900	1,959
				6,550	7,114
Put Option Contracts
Apple, Inc.	12/22/2012	510.0	1	95	1,534
KB Home	01/19/2013	16.0	10	2,200	1,707
KB Home	01/19/2013	17.5	20	6,800	4,831
Research In Motion Ltd.	12/22/2012	11.0	41	2,624	3,536
Research In Motion Ltd.	12/22/2012	12.0	51	6,018	6,178
				17,737	17,786

Total Written Option Contracts				$24,287	$24,900

See accompanying notes to financial statements.

VFM STEADFAST FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$15,548,855
At value (Note 2)	$15,689,286
Deposits with broker for securities sold short (Note 2)	2,832,401
Dividends receivable	1,171
Receivable from Adviser (Note 4)	25,117
Receivable for investment securities sold	1,087,293
Other assets	3,150
Total assets	19,638,418

LIABILITIES
Bank overdraft	90,702
Securities sold short, at value (Note 2) (proceeds $2,303,008)	2,477,550
Written options, at value (Notes 2 and 5) (premiums received $24,900)	24,287
Payable for investment securities purchased	645,401
Payable to administrator (Note 4)	6,600
Accrued brokerage expense on securities sold short (Note 2)	304
Other accrued expenses	6,455
Total liabilities	3,251,299

NET ASSETS	$16,387,119

NET ASSETS CONSIST OF:
Paid-in capital	$16,457,240
Accumulated net investment loss	(13,423)
Accumulated net realized losses from security transactions and option contracts	(23,200)
Net unrealized appreciation/depreciation on:
Investments	4,365
Securities sold short	(174,542)
Option contracts	136,679

NET ASSETS	$16,387,119

Shares of beneficial interest outstanding (unlimited number of shares authorized,
no par value)	1,649,310

Net asset value, offering price and redemption price per share (a)	$9.94

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held. (Note 2)

See accompanying notes to financial statements.

VFM STEADFAST FUND
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2012 (a) (Unaudited)

INVESTMENT INCOME
Dividend income	$1,109
Interest income	105
Total investment income	1,214

EXPENSES
Organization expenses (Note 2)	26,524
Investment advisory fees (Note 4)	8,686
Fund accounting fees (Note 4)	5,104
Administration fees (Note 4)	5,000
Registration and filing fees	3,935
Professional fees	3,750
Transfer agent fees (Note 4)	3,250
Custody and bank service fees	2,710
Compliance fees (Note 4)	2,500
Trustees' fees and expenses (Note 4)	2,285
Postage and supplies	1,196
Brokerage expense on securities sold short (Note 2)	304
Other expenses	1,443
Total expenses	66,687
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(52,050)
Net expenses	14,637

NET INVESTMENT LOSS	(13,423)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
SECURITIES SOLD SHORT AND OPTION CONTRACTS (Note 5)
Net realized gains (losses) from:
Investments	(13,508)
Securities sold short	(12,560)
Option contracts	2,868
Net change in unrealized appreciation/depreciation on:
Investments	4,365
Securities sold short	(174,542)
Option contracts	136,679
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(56,698)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(70,121)

(a)	Represents the period from the commencement of operations (September 14, 2012) through November 30, 2012.

See accompanying notes to financial statements.

VFM STEADFAST FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
November 30,
2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(13,423)
Net realized gains (losses) from:
Investments	(13,508)
Securities sold short	(12,560)
Option contracts	2,868
Net change in unrealized appreciation/depreciation on:
Investments	4,365
Securities sold short	(174,542)
Option contracts	136,679
Net decrease in net assets from operations	(70,121)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,457,280
Payments for shares redeemed	(40)
Net increase in net assets from capital share transactions	16,457,240

TOTAL INCREASE IN NET ASSETS	16,387,119

NET ASSETS
Beginning of period	-
End of period	$16,387,119

ACCUMULATED NET INVESTMENT LOSS	$(13,423)

CAPITAL SHARE ACTIVITY
Shares sold	1,649,314
Shares redeemed	(4)
Net increase in shares outstanding	1,649,310
Shares outstanding at beginning of period	-
Shares outstanding at end of period	1,649,310

(a)	Represents the period from the commencement of operations (September 14, 2012) through November 30, 2012.

See accompanying notes to financial statements.

VFM STEADFAST FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period

	Period
	Ended
	November 30,
	2012 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Loss from investment operations:
Net investment loss	(0.01)
Net realized and unrealized losses on investments, securities sold short and
option contracts	(0.05)
Total from investment operations	(0.06)

Net asset value at end of period	$9.94

Total return (b)	(0.60% )	(c)

Net assets at end of period	$16,387,119

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.57%	(e)

Ratio of net expenses to average net assets (d)	1.65%	(e)

Ratio of net investment loss to average net assets (d)	(1.52% )	(e)

Portfolio turnover rate	339%	(c)

(a)	Represents the period from the commencement of operations (September 14, 2012) through November 30, 2012.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

1.  Organization

VFM Steadfast Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012.  Other series of the Trust are not incorporated in this report.  The Fund commenced operations on September 14, 2012.

The investment objective of the Fund is long-term capital appreciation.

2.  Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. Options listed for trading on a securities exchange or board of trade are valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.  Various inputs are used in determining the value of the Fund’s investments and securities sold short.  These inputs are summarized in the three broad levels listed below:

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Option contracts purchased and written by the Fund are classified as Level 2 since they are valued using “other significant observable inputs” at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. U.S. Treasury obligations are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments, securities sold short and other financial instruments as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$520,119	$-	$-	$520,119
Purchased Option Contracts	-	1,330,575	-	1,330,575
U.S. Treasury Obligations	-	1,039,529	-	1,039,529
Money Market Funds	12,799,063	-	-	12,799,063
Total	$13,319,182	$2,370,104	$-	$15,689,286

Other Financial Instruments:
Common Stocks - Sold Short	$(2,186,310)	$-	$-	$(2,186,310)
Exchange-Traded Fund - Sold Short	(291,240)	-	-	(291,240)
Written Option Contracts	-	(24,287)	-	(24,287)
Total	$(2,477,550)	$(24,287)	$-	$(2,501,837)

Refer to the Fund’s Schedule of Investments, Schedule of Securities Sold Short and Schedule of Open Written Option Contracts, as applicable, for a listing of the securities and other financial instruments valued using Level 1 and Level 2 inputs by security type and industry type.  As of November 30, 2012, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 1% if redeemed within 90 days of the date of purchase.  During the period ended November 30, 2012, proceeds from redemption fees totaled $0.40.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Organization expenses – All costs incurred by the Fund in connection with its organization have been paid by the Adviser and are subject to repayment as described in Note 4. Organizational costs were charged to expenses as incurred.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  There were no distributions paid to shareholders during the period ended November 30, 2012.

Short positions –The Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short on the Statement of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statement of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Option transactions – The Fund may purchase and write put and call options on securities.  The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability on the Statement of Assets and Liabilities and is subsequently marked-to-market daily.  If an option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund will be required to pay the difference between the closing price of the underlying security and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2012:

Tax cost of portfolio investments	$15,556,321
Gross unrealized appreciation	$272,888
Gross unrealized depreciation	(139,923)
Net unrealized appreciation on investments	132,965
Net unrealized depreciation on securities
sold short and written options	(173,929)
Accumulated net operating loss	(13,423)
Other losses	(15,734)
Accumulated deficit	$(70,121)

The difference between the federal income tax cost of the portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The tax cost of securities sold short and written options is equal to the financial statement cost.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the period ended November 30, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,608,843 and $1,002,118, respectively.

4.  Transactions with Affiliates

Certain Trustees and officers of the Trust are directors and officers of Veripax Financial Management, LLC (the “Adviser”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has contractually agreed, until October 1, 2015, to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses do not exceed an amount equal to 1.65% of its average daily net assets. During the period ended November 30, 2012, the Adviser did not collect any of its advisory fees and, in addition, reimbursed the Fund for other operating expenses totaling $43,364.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses and extraordinary expenses) to exceed the expense limitation of 1.65% per annum.  As of November 30, 2012, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $52,050.  The Adviser may recover these amounts no later than November 30, 2015.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.10% per annum of the Fund’s average daily net assets up to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,500 per month. The monthly minimum is discounted to $2,000 during the first year of the Fund’s operations and is discounted to $2,250 during the second year of the Fund’s operations.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  The base fee is discounted to $2,000 per month during the first year of the Fund’s operations and is discounted to $2,250 per month during the second year of the Fund’s operations. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from the Fund $20 annually for each direct account and $15 annually for certain accounts established through financial intermediaries, subject to a monthly minimum fee.  The minimum monthly fee is $1,500 if the Fund has 100 or more shareholder accounts; $1,250 if the Fund has between 25 and 100

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

shareholder accounts; and $1,000 if the Fund has less than 25 shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures.  For these services, the Fund pays Ultimus a base fee of $12,000 per annum, plus an asset-based fee computed at annual rate of 0.01% of average daily net assets in excess of $100 million.  In addition, the Fund reimburses Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, the Distributor serves as principal underwriter to the Fund.  The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives annual compensation of $6,000 for such services.  The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

TRUSTEE COMPENSATION
Each Trustee who is not an interested person of the Trust (“Independent Trustees”) receives from the Fund a fee of $500 for each Board meeting attended.

5.  Derivatives Transactions

Transactions in option contracts written by the Fund during the period ended November 30, 2012 were as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	233	33,978
Options cancelled in a closing purchase transaction	(70)	(9,078)
Options outstanding at end of period	163	$24,900

A portion of the Fund’s securities are pledged as collateral for open option contracts.

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The locations in the Statement of Assets and Liabilities of the Fund’s derivative positions are as follows:

Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Gross Notional Amount Outstanding November 30, 2012
Call options purchased	Investments in securities, at value	$922,512	$-	$6,564,804
Put options purchased	Investments in securities, at value	408,063	-	4,309,059
Call options written	Written options, at value	-	(6,550)	(209,140)
Put options written	Written options, at value	-	(17,737)	(208,328)

The average monthly notional amount of call options purchased, put options purchased, call options written and put options written during the period ended November 30, 2012 was $2,188,268, $1,436,353, $69,713 and $69,443, respectively.

The Fund’s transactions in derivative instruments during the period ended November 30, 2012 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gains (Losses)
Call options purchased	Net realized gains (losses) from option contracts	$60	Net change in unrealized appreciation/depreciation on option contracts	$197,537
Put options purchased	Net realized gains (losses) from option contracts	(447)	Net change in unrealized appreciation/depreciation on option contracts	(61,471)
Call options written	Net realized gains (losses) from option contracts	1,450	Net change in unrealized appreciation/depreciation on option contracts	564
Put options written	Net realized gains (losses) from option contracts	1,805	Net change in unrealized appreciation/depreciation on option contracts	49

VFM STEADFAST FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  Investment in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  As of November 30, 2012, the Fund had 78.1% of the value of its net assets invested in a single money market mutual fund registered under the Investment Company Act of 1940.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they are possible.  In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent of its investment in shares of money market mutual funds.

7.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

8.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

VFM STEADFAST FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 14, 2012) and held until the end of the period (November 30, 2012).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 14, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 994.00	$3.52

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% for the period, multiplied by the average account value over the period, multiplied by 78/366 (to reflect the period since inception).

VFM STEADFAST FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,016.75	$8.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-229-9448, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-229-9448, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-888-229-9448.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUPPLEMENTAL INFORMATION (Unaudited)

As a supplement to Note 6 to the financial statements, the financial statements of the aforementioned fund, The Invesco Liquid Assets Portfolio – Institutional Shares (the “Portfolio”), can be found at http://pe.invesco.com/summary.asp?clientid=invmfll&fundid=825252729&doctype=ann. This link is the latest annual report published for the Portfolio, dated August 31, 2012. Only data presented for The Invesco Liquid Assets Portfolio – Institutional Shares is pertinent to the overall review of the financial statements of the Fund.

VFM STEADFAST FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Veripax Financial Management, LLC (“Veripax”) for an initial two-year term.  Approval took place at an in-person meeting held on June 5, 2012, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel.  The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by Veripax.  In this regard, the Board considered the responsibilities Veripax would have under the Investment Advisory Agreement.  The Board reviewed the services to be provided by Veripax to the Fund including, without limitation, Veripax’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of the Fund shares.  The Board also noted that the Fund’s Principal Executive Officer and Vice President are employees of Veripax and will be serving the Trust without additional compensation.  After reviewing the foregoing information and further information provided by Veripax (e.g., descriptions of the adviser’s business, the adviser’s compliance programs, and the adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Veripax were satisfactory and adequate for the Fund.

The costs of the services to be provided and profits to be realized by Veripax and its affiliates from the relationship with the Fund.  In this regard, the Board considered Veripax’s staffing, personnel, and methods of operating; the education and experience of Veripax’s personnel; Veripax’s compliance programs, policies, and procedures; the financial condition of Veripax and the level of commitment to the Fund and Veripax by the principals of Veripax; the projected asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Board reviewed the Fund’s proposed expense limitation agreement with Veripax, and noted the benefit that would result to the Fund from Veripax’s likely deferral of a portion of its management fees for a period of time based on the projected initial asset levels of the Fund.  The Board reviewed the financial statements of Veripax and discussed the financial stability and productivity of the firm.  The Board also considered potential benefits for Veripax in managing the Fund, including promotion of Veripax’s name, the ability for Veripax to place small accounts into the Fund, and the potential for Veripax to generate soft dollars from Fund trades that may benefit Veripax’s other clients.

The Board then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets

VFM STEADFAST FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

invested in, among other factors.  The Board noted that the overall proposed expense ratio of the Fund, after taking into account the expense limitation agreement, would be lower than the average expense ratio for comparable funds in the Morningstar category of long-short and market neutral funds.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Veripax by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with Veripax, including both the management fee and the expense limitation agreement.  The Board determined that since the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation agreement until the Fund’s assets grew to a level where Veripax begins receiving its full fees or the Fund’s expenses otherwise fell below the expense cap.  Thereafter, the Board noted that the Fund would continue to benefit from economies of scale under its agreements with service providers other than Veripax.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with Veripax would provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with Veripax were fair and reasonable in relation to the nature and quality of the services to be provided by Veripax.

Brokerage and portfolio transactions.  In this regard, the Board considered Veripax’s standards and performance in utilizing those standards to seek best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities).  The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with Veripax; and the extent to which the Fund may allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board determined that Veripax’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for Fund and/or Veripax’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of Veripax’s code of ethics.  Following further consideration and discussion, the Board indicated that Veripax’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

VFM STEADFAST FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	February 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer (APEXcm Small/Mid Cap Growth Fund)

Date	February 6, 2013

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer (Cincinnati Asset Management Funds: Broad Market Strategic Income Fund)

Date	February 6, 2013

By (Signature and Title)*		/s/ Jerry A. Verseput
Jerry A. Verseput, Principal Executive Officer (Veripax Steadfast Fund)

Date	February 6, 2013

By (Signature and Title)*		/s/ Julie M. Schmuelling
Julie M. Schmuelling, Treasurer

Date	February 6, 2013

* Print the name and title of each signing officer under his or her signature.